Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 49,138	¥ (29,286)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	49,673	(21,101)
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	2,566	9,877
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	868	2,295
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(1,756)	(25,288)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	1,319	(9,504)
Net income (loss) from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	49,402	(13,862)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	48,560	(13,879)
Other expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(1,074)	(13)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ (1,074)	¥ (13)